BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 27,607,726	$ 36,431,445
OTHER ASSETS
Cash and cash equivalents	1,060,658	2,051,958
Notes receivable	0	230,663
Deferred acquisition costs, net of accumulated amortization	2,746,392	3,694,361
Other assets	106,411	103,748
Assets	31,521,187	42,512,175
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	843	843
Accounts payable - affiliates	3,833,125	3,470,297
Capital contributions payable	101	332,419
LIABILITIES	3,834,069	3,803,559
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	27,879,103	38,873,048
General partner	(191,985)	(164,432)
Partners Capital	27,687,118	38,708,616
Liabilities and Stockholders' Equity	31,521,187	42,512,175
Series Forty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	6,296,006	8,629,599
OTHER ASSETS
Cash and cash equivalents	116,970	366,067
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	1,334,621	1,668,277
Other assets	0	0
Assets	7,747,597	10,663,943
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	385	385
Accounts payable - affiliates	1,843,433	1,530,089
Capital contributions payable	0	91,654
LIABILITIES	1,843,818	1,622,128
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	5,965,728	9,095,919
General partner	(61,949)	(54,104)
Partners Capital	5,903,779	9,041,815
Liabilities and Stockholders' Equity	7,747,597	10,663,943
Series Forty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	4,833,619	6,625,699
OTHER ASSETS
Cash and cash equivalents	194,790	348,763
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	555,816	694,768
Other assets	0	0
Assets	5,584,225	7,669,230
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	115	115
Accounts payable - affiliates	1,068,660	980,280
Capital contributions payable	0	10,001
LIABILITIES	1,068,775	990,396
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	4,554,923	6,712,899
General partner	(39,473)	(34,065)
Partners Capital	4,515,450	6,678,834
Liabilities and Stockholders' Equity	5,584,225	7,669,230
Series Forty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	16,478,101	21,176,147
OTHER ASSETS
Cash and cash equivalents	748,898	1,337,128
Notes receivable	0	230,663
Deferred acquisition costs, net of accumulated amortization	855,955	1,331,316
Other assets	106,411	103,748
Assets	18,189,365	24,179,002
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	343	343
Accounts payable - affiliates	921,032	959,928
Capital contributions payable	101	230,764
LIABILITIES	921,476	1,191,035
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	17,358,452	23,064,230
General partner	(90,563)	(76,263)
Partners Capital	17,267,889	22,987,967
Liabilities and Stockholders' Equity	$ 18,189,365	$ 24,179,002